As filed with the Securities and Exchange Commission on November 3, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09128

Jundt Funds, Inc.
(Exact name of registrant as specified in charter)

301 Carlson Parkway, Suite 120, Minnetonka, MN 55305
(Address of principal executive offices) (Zip code)

James R. Jundt
301 Carlson Parkway, Suite 120, Minnetonka, MN 55305
(Name and address of agent for service)

800-541-0677
Registrant's telephone number, including area code

Date of fiscal year end: 12/31/2005

Date of reporting period: 9/30/2005

Item 1. Schedule of Investments.

		Jundt U.S. Emerging Growth Fund
Schedule of Investments(unaudited)		September 30, 2005

COMMON STOCKS
	Number		Market
Industry Description and Issue	of Shares	Cost	Value (a)
BIOTECHNOLOGY (11.9%)
Amylin Pharmaceuticals, Inc. (b)	16,800	$ 565,363	$ 584,472
EntreMed, Inc. (b)	209,700	642,483	501,183
Exelixis, Inc. (b)	20,000	145,994	153,400
Myogen, Inc (b)	22,200	450,702	521,700
Vion Pharmaceuticals, Inc. (b)	24,000	67,812	52,080
ViroPharma Incorporated (b)	17,400	238,293	361,920
		2,110,647	2,174,755

COMPUTER SERVICES/SOFTWARE (13.3%)
Entrust, Inc. (b)	10,000	61,497	56,000
Immersion Corporation (b)(d)	338,700	3,460,476	2,374,287
		3,521,973	2,430,287

INTERNET SERVICES (3.7%)
Digital River, Inc. (b)	15,800	625,004	550,630
SINA Corp (b)(f)	4,700	127,208	129,250
		752,212	679,880

MEDICAL DEVICES (12.2%)
Advanced Neuromodulation Systems, Inc. (b)	8,000	244,710	379,680
Align Technology, Inc. (b)	84,500	1,108,413	567,840
China Medical Technologies, Inc. ADR (b)(f)	13,100	239,901	288,331
Diomed Holdings, Inc. (b)	192,500	754,952	410,025
Foxhollow Technologies Inc. (b)	6,500	318,561	309,465
IntraLase Corp (b)	17,900	360,784	263,309
		3,027,321	2,218,650

MISCELLANEOUS (0.9%)
Global Payments Inc.	2,200	130,461	170,984
		130,461	170,984

NATIONAL RADIO (17.1%)
XM Satellite Radio Holdings Inc. - Class A (b)(g)	86,700	246,948	3,113,397
		246,948	3,113,397

PHARMACEUTICALS (1.4%)
Angiotech Pharmaceuticals, Inc. (b)(f)	14,800	249,642	207,496
Sepracor Inc. (b)	800	44,125	47,192
		293,767	254,688

RADIO (5.4%)
Entravision Communications Corporation - Class A (b)	75,000	454,875	590,250
Spanish Broadcasting System, Inc. - Class A (b)	55,000	482,879	394,900
		937,754	985,150

RESTAURANTS (6.5%)
The Cheesecake Factory Incorporated (b)	16,550	551,902	517,022
Famous Dave's of America, Inc. (b)	55,500	553,572	661,560
		1,105,474	1,178,582

SPECIALTY (1.8%)
Blue Nile, Inc. (b)	10,600	326,060	335,384
		326,060	335,384

TELECOMMUNICATIONS INFRASTRUCTURE (2.0%)
Comtech Telecommunications Corp. (b)	4,500	181,239	186,615
j2 Global Communications, Inc. (b)	4,500	146,698	181,890
		327,937	368,505

Total Common Stocks (76.2%)		12,780,554	13,910,262

Jundt U.S. Emerging Growth Fund
Schedule of Investments(unaudited) (concluded)							September 30, 2005

SHORT-TERM SECURITIES			Principal				Market
REPURCHASE AGREEMENT (4.1%)			Amount		Cost		Value (a)
Repurchase agreement with U.S. Bank, N.A. 2.7500%
acquired on 9/30/05 and due 10/3/05 with proceeds
of $750,000 collateralized by $1,126,000
FNCL, 5.00%, due 4/1/2033, value including
accrued interest, $765,600.			$ 750,000		$ 750,000		$ 750,000
Total Short-Term Securities (4.1%)					750,000		750,000
Total investments in securities (80.3%)					$ 13,530,554	(c)	14,660,262
Other assets in excess of liabilities (19.7%)							3,588,335
Net Assets (100.0%)							$ 18,248,597

Notes to Schedule of Investments:
Percentage of investments as shown is the ratio of the total market value to total net assets.
(a)	Securities are valued by procedures described in the financial statements.
(b)	Presently non-income producing.
(c)	Cost for federal income tax purposes at September 30, 2005, was
$13,530,554. The aggregate gross unrealized appreciation and depreciation on investments in securities based on this cost were:

	Gross unrealized appreciation		$ 4,429,336
	Gross unrealized depreciation		(3,299,628)
	Net unrealized appreciation		$ 1,129,708

(d)	Investment represents five percent or more of the outstanding voting securities of the issuer, and is or was an affiliate of the
Jundt U.S. Emerging Growth Fund, as defined in the Investment
Company Act of 1940, at or during the period ended September 30, 2005.
The activity for investments in Common Stocks of Affiliates
is as follows:

		Beginning	Purchase	Sales	Ending	Ending	Dividend	Net Realized
	Description	Cost	Cost	Cost	Cost	Market Value	Income	Gains/Losses
	Immersion Corporation	$ 4,283,769	$ —	$ 823,293	$ 3,460,476	$ 2,374,287	$ —	$ (608,804)
	Total	$ 4,283,769	$ —	$ 823,293	$ 3,460,476	$ 2,374,287	$ —	$ (608,804)

(e)	As of September 30, 2005, initial margin deposits of $630,750 have been pledged in connection with the following open
short future contracts.
Unrealized
	Contracts	Issue			Market Value		Appreciation/Depreciation
	21	S&P 500 - December 2005			$ 6,480,075		$ 73,259
	20	NASDAQ 100 - December 2005			3,228,000		(44,387)
	Total				$ 9,708,075		$ 28,872

(f)	Represents foreign securities listed directly on a domestic securities exchange or included in the NASDAQ National Market System.

ADR- American Depository Receipt

(g)	Securities partially on deposit, with a market value of $179,550, held in a margin account as collateral for short sales and options as of September 30, 2005.

		Jundt Opportunity Fund
Schedule of Investments (unaudited)		September 30, 2005

COMMON STOCKS
	Number			Market
Industry Description and Issue	of Shares	Cost		Value (a)
BIOTECHNOLOGY (1.9%)
Exelixis, Inc. (b)	33,600	$ 223,302		$ 257,712
ImClone Systems Incorporated (b)	10,500	318,990		330,225
		542,292		587,937

COMPUTER HARDWARE (0.9%)
Electronics for Imaging, Inc. (b)	12,800	311,913		293,632
		311,913		293,632

COMPUTER SERVICES/SOFTWARE (15.4%)
Immersion Corporation (b)(d)	462,100	4,868,296		3,239,321
Microsoft Corporation	58,400	1,519,282		1,502,632
		6,387,578		4,741,953

FINANCIAL SERVICES (2.2%)
American International Group, Inc.	5,400	340,127		334,584
Willis Group Holdings Limited (f)	9,500	360,667		356,725
		700,794		691,309

HEALTHCARE SERVICES (4.1%)
Amedisys, Inc. (b)	21,500	929,441		838,500
Express Scripts, Inc. (b)	6,600	339,866		410,520
		1,269,307		1,249,020

INTERNET SERVICES (1.1%)
eBay Inc. (b)	8,600	351,247		354,320
		351,247		354,320

MEDICAL DEVICES (5.9%)
Medtronic, Inc.	4,000	194,144		214,480
Stryker Corporation	11,000	514,226		543,730
Zimmer Holdings, Inc. (b)	15,400	1,175,402		1,060,906
		1,883,772		1,819,116

MISCELLANEOUS (1.4%)
Corning Incorporated (b)	11,300	186,322		218,429
OM Group, Inc. (b)	9,900	352,921		199,287
		539,243		417,716

NATIONAL RADIO (17.1%)
XM Satellite Radio Holdings Inc. - Class A (b)(g)	146,100	882,038		5,246,451
		882,038		5,246,451

OIL DRILLING, EQUIPMENT & SERVICES (4.5%)
Schlumberger Limited (f)	14,400	1,217,508		1,215,072
Transocean Inc. (b)(f)	2,600	97,532		159,406
		1,315,040		1,374,478

PHARMACEUTICALS (12.3%)
Cephalon, Inc. (b)	100	5,218		4,642
Eli Lilly and Company	20,700	1,167,350		1,107,864
Medicis Pharmaceutical Corporation - Class A	9,000	310,880		293,040
Sanofi-Aventis ADR (f)	7,500	279,473		311,625
Schering-Plough Corporation	75,000	1,501,400		1,578,750
Sepracor Inc. (b)	1,400	77,219		82,586
Wyeth	8,900	410,896		411,803
		3,752,436		3,790,310

SPECIALTY (1.1%)
Starbucks Corporation (b)	6,500	343,740		325,650
		343,740		325,650

TELECOMMUNICATIONS INFRASTRUCTURE (2.1%)
Comtech Telecommunications Corp. (b)	7,500	302,065		311,025
NeuStar, Inc. - Class A (b)	10,400	266,539		332,696
		568,604		643,721
Total Common Stocks (70.0%)		18,848,004		21,535,613

SHORT-TERM SECURITIES	Principal			Market
REPURCHASE AGREEMENT (4.1%)	Amount	Cost		Value (a)
Repurchase agreement with U.S. Bank, N.A. 2.7500%
acquired on 9/30/05 and due 10/3/05 with proceeds
of $1,250,000 collateralized by $1,876,000
FNCL, 5.00%, due 4/1/2033, value including
accrued interest, $1,275,547.	$ 1,250,000	$ 1,250,000		$ 1,250,000
Total Short-Term Securities (4.1%)		1,250,000		1,250,000
Total investments in securities (74.1%)		$ 20,098,004	(c)	22,785,613
Other assets in excess of liabilities (25.9%)				7,963,530
Net Assets (100.0%)				$ 30,749,143

Jundt Opportunity Fund
Schedule of Investments (unaudited) (concluded)							September 30, 2005

Notes to Schedule of Investments:
Percentage of investments as shown is the ratio of the total market value to total net assets.
(a)	Securities are valued by procedures described in the financial statements.
(b)	Presently non-income producing.
(c)	Cost for federal income tax purposes at September 30, 2005, was
$20,098,004. The aggregate gross unrealized appreciation and depreciation on investments in securities based on this cost were:

	Gross unrealized appreciation			$ 5,469,117
	Gross unrealized depreciation			(2,781,508)
	Net unrealized appreciation			$ 2,687,609

(d)	Investment represents five percent or more of the outstanding voting securities of the issuer, and is or was an affiliate of the
Jundt Opportunity Fund, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2005.
The activity for investments in Common Stocks of Affiliates
is as follows:

		Beginning	Purchase	Sales	Ending	Ending	Dividend	Net Realized
	Description	Cost	Cost	Cost	Cost	Market Value	Income	Gains/Losses
	Immersion Corporation	$ 5,794,469	$ —	$ 926,173	$ 4,868,296	$ 3,239,321	$ —	$ (670,324)
	Total	$ 5,794,469	$ —	$ 926,173	$ 4,868,296	$ 3,239,321	$ —	$ (670,324)

(e)	As of September 30, 2005, initial margin deposits of $1,110,000 have been pledged in connection with the following open
short future contracts.
Unrealized
	Contracts		Issue		Market Value		Appreciation/Depreciation
	40		S&P 500 - December 2005		$ 12,343,000		$ 137,099
	32		NASDAQ 100 - December 2005		5,164,800		(60,972)
	Total				$ 17,507,800		$ 76,127

(f)	Represents foreign securities listed directly on a domestic securities exchange or included in the NASDAQ National Market System.

ADR- American Depository Receipt

(g)	Securities partially on deposit, with a market value of $2,118,690, held in a margin account as collateral for short sales and options as of September 30, 2005.

		Jundt Twenty-Five Fund
Schedule of Investments(unaudited)		September 30, 2005

COMMON STOCKS
	Number		Market
Industry Description and Issue	of Shares	Cost	Value (a)
BIOTECHNOLOGY (10.8%)
Amylin Pharmaceuticals, Inc. (b)	6,500	$ 218,783	$ 226,135
Gilead Sciences, Inc. (b)	7,200	249,310	351,072
ImClone Systems Incorporated (b)	5,800	211,316	182,410
		679,409	759,617

CELLULAR SERVICES (4.2%)
Sprint Nextel Corporation	12,400	293,422	294,872
		293,422	294,872

COMPUTER SERVICES/SOFTWARE (15.6%)
Immersion Corporation (b)(d)	108,000	2,197,879	757,080
Microsoft Corporation	13,400	348,626	344,782
		2,546,505	1,101,862

FINANCIAL SERVICES (1.2%)
Willis Group Holdings Limited (f)	2,200	83,523	82,610
		83,523	82,610

INTERNET SERVICES (1.2%)
eBay Inc. (b)	2,000	81,685	82,400
		81,685	82,400

MEDICAL DEVICES (6.2%)
Diomed Holdings, Inc. (b)	62,800	256,711	133,764
Foxhollow Technologies Inc. (b)	2,400	117,623	114,264
Stryker Corporation	2,500	116,821	123,575
Zimmer Holdings, Inc. (b)	1,000	72,535	68,890
		563,690	440,493

MISCELLANEOUS (1.9%)
CheckFree Corp. (b)	2,200	86,378	83,204
Corning Incorporated (b)	2,500	41,222	48,325
		127,600	131,529

NATIONAL RADIO (16.8%)
XM Satellite Radio Holdings Inc. - Class A (b)(g)	33,080	387,083	1,187,903
		387,083	1,187,903

OIL DRILLING, EQUIPMENT & SERVICES (4.5%)
GlobalSantaFe Corporation (f)	100	3,693	4,562
Nabors Industries, Ltd (b)(f)	100	6,031	7,183
Schlumberger Limited (f)	3,200	270,344	270,016
Transocean Inc. (b)(f)	600	22,508	36,786
		302,576	318,547

PHARMACEUTICALS (7.3%)
Medicis Pharmaceutical Corporation - Class A	2,000	69,084	65,120
Sanofi-Aventis ADR (f)	1,700	63,343	70,635
Schering-Plough Corporation	17,300	346,092	364,165
Sepracor Inc. (b)	300	16,547	17,697
		495,066	517,617

RESTAURANTS (1.4%)
Famous Dave's of America, Inc. (b)	8,200	100,593	97,744
		100,593	97,744

SPECIALTY (0.9%)
Starbucks Corporation (b)	1,300	68,889	65,130
		68,889	65,130

TELECOMMUNICATIONS INFRASTRUCTURE (1.1%)
NeuStar, Inc. - Class A (b)	2,400	61,509	76,776
		61,509	76,776

Total Common Stocks (73.1%)		5,791,550	5,157,100

Jundt Twenty-Five Fund
Schedule of Investments (unaudited) (concluded)							September 30, 2005

SHORT-TERM SECURITIES			Principal				Market
REPURCHASE AGREEMENT (3.5%)			Amount		Cost		Value (a)
Repurchase agreement with U.S. Bank, N.A. 2.7500%
acquired on 9/30/05 and due 10/3/05 with proceeds
of $250,000 collateralized by $331,000
FNCL, 4.50%, due 9/1/2033, value including
accrued interest, $255,590.			$ 250,000		$ 250,000		$ 250,000
Total Short-Term Securities (3.5%)					250,000		250,000
Total Investments in securities (76.6%)					$ 6,041,550	(c)	5,407,100
Other assets in excess of liabilities (23.4%)							1,650,758
Net Assets (100.0%)							$ 7,057,858

Notes to Schedule of Investments:
Percentage of investments as shown is the ratio of the total market value to total net assets.
(a)	Securities are valued by procedures described in the financial statements.
(b)	Presently non-income producing.
(c)	Cost for federal income tax purposes at September 30, 2005, was
$6,041,550. The aggregate gross unrealized appreciation and
depreciation on investments in securities based on this cost were:

	Gross unrealized appreciation		$ 1,007,892
	Gross unrealized depreciation		(1,642,342)
	Net unrealized depreciation		$ (634,450)

(d)	Investment represents five percent or more of the outstanding voting securities of the issuer, and is or was an affiliate of the
Jundt Twenty-Five Fund, as defined in the Investment
Company Act of 1940, at or during the period ended September 30, 2005.
The activity for investments in Common Stocks of Affiliates
is as follows:

		Beginning	Purchase	Sales	Ending	Ending	Dividend	Net Realized
	Description	Cost	Cost	Cost	Cost	Market Value	Income	Gains/Losses
	Immersion Corporation	$ 2,440,561	$ —	$ 242,682	$ 2,197,879	$ 757,080	$ —	$ (183,198)
	Total	$ 2,440,561	$ —	$ 242,682	$ 2,197,879	$ 757,080	$ —	$ (183,198)

(e)	As of September 30, 2005, initial margin deposits of $216,000 have been pledged in connection with the following open
short future contracts.
Unrealized
	Contracts	Issue			Market Value		Appreciation/Depreciation
	8	S&P 500 - December 2005			$ 2,468,600		$ 27,187
	6	NASDAQ 100 - December 2005			968,400		(13,739)
	Total				$ 3,437,000		$ 13,448

(f)	Represents foreign securities listed directly on a domestic securities exchange or included in the NASDAQ National Market System.

ADR- American Depository Receipt

(g)	Securities partially on deposit, with a market value of $179,550, held in a margin account as collateral for short sales and options as of September 30, 2005.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) James R. Jundt

By (Signature and Title) /s/James R. Jundt
James R. Jundt, Chairman of the Board

Date 11/2/2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/Marcus E. Jundt
Marcus E. Jundt, President

Date 11/2/2005

By (Signature and Title) /s/Gerald M. Fitterer
Gerald M. Fitterer, Treasurer

Date 11/2/2005